Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Loss Per Share

11.	Loss Per Share
For
the nine months ended September 30, 2022 and 2021, basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted loss per common share is calculated to give effect to all dilutive securities, using the treasury stock method.
The following
table sets forth the reconciliation of basic and diluted loss per share for the nine months ended September 30, 2022 and 2021 (in thousands except per share data):

	Nine Months Ended September 30,
	2022	2021
Net loss	$(5,480)	$(46,459)
Denominator for Basic Loss Per Share	197,550	197,266
Effect of Dilutive Securities	—	—

Denominator for Diluted Loss per Share — Adjusted for Dilutive Securities	197,550	197,266
Basic Loss Per Share	$(0.03)	$(0.24)
Dilutive Loss Per Share	$(0.03)	$(0.24)
The stock
options that could potentially dilute basic earnings per share in the future were excluded from the computation of diluted net loss per share because the effect would have been anti-dilutive due to the net loss for the nine months ended September 30, 2022 and 2021 were
25.2
 million and
30.3
 million, respectively.

14.	Loss Per Share
For the years ended December 31, 2021, 2020 and 2019, basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted loss per common share is calculated to give effect to all dilutive securities, using the treasury stock method.
The following table sets forth the reconciliation of basic and diluted loss per share for the years ended December 31, 2021, 2020, and 2019 (in thousands except per share data):

	Year Ended December 31,
	2021	2020	2019
Net loss	$(88,424)	$(47,519)	$(178,594)

Denominator for Basic Loss Per Share	197,266	197,315	187,524
Effect of Dilutive Securities	0.0	0.0	0.0

Denominator for Diluted Loss per Share — Adjusted for Dilutive Securities	197,266	197,315	187,524
Basic Loss Per Share	$(0.45)	$(0.24)	$(0.95)
Dilutive Loss Per Share	$(0.45)	$(0.24)	$(0.95)
The stock options that could potentially dilute basic earnings per share in the future were excluded from the computation of diluted net loss per share because the effect would have been anti-dilutive due to the net loss for the years ended December 31, 2021, 2020, and 2019 of
28.2
 million,
30.8
 million, and
25.4
 million,
respectively.